Deposits - Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Demand deposits	$ 155,721	$ 136,525
Savings accounts	102,432	93,130
Negotiable order of withdrawal accounts	375,967	329,572
Money market demand accounts	479,549	406,984
Certificates of deposit $100,000 or greater	229,709	251,722
Other certificates of deposit	225,766	240,815
Individual retirement accounts $100,000 or greater	40,590	42,487
Other individual retirement accounts	50,536	53,020
Deposits	$ 1,660,270	$ 1,554,255